Purchased In-Process Research And Development (IPR&D) And Special Charges (Summary Of Activity Related To Special Charge Restructuring Accrual) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Jan. 02, 2010
Restructuring Cost and Reserve [Line Items]
Balance at January 1, 2011
Special Charges	51,900
Total special charges	218,734	107,700
Non-cash charges used	(98,985)
Cash payments	(41,851)
Foreign exchange rate impact	(1,208)
Balance at December 31, 2011	76,690
Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance at January 1, 2011
Total special charges	81,912
Cash payments	(26,628)
Foreign exchange rate impact	(1,085)
Balance at December 31, 2011	54,199
Inventory Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance at January 1, 2011
Total special charges	19,896
Non-cash charges used	(19,896)
Fixed Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance at January 1, 2011
Total special charges	26,208
Non-cash charges used	(26,208)
Intangible Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance at January 1, 2011
Special Charges	51,944
Non-cash charges used	(51,944)
Other [Member]
Restructuring Cost and Reserve [Line Items]
Balance at January 1, 2011
Total special charges	38,774
Non-cash charges used	(937)
Cash payments	(15,223)
Foreign exchange rate impact	(123)
Balance at December 31, 2011	$ 22,491